CONTRACT LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2026
Contract Liabilities
SCHEDULE OF MOVEMENT CONTRACT LIABILITIES

The movement in contract liabilities was as follows:

	As of March 31,
	2025	2026	2026
	HKD	HKD	USD

Balance as of beginning of the year	$480,921	$776,061	$99,495
Add: recognized as deferred revenue	776,855	816,713	104,707
Less: recognized as revenue	(480,921)	(664,230)	(85,158)
Exchange difference	(794)	7,729	991

Balance as of end of the year	$776,061	$936,273	$120,035